       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                                 August 3, 2001

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 19, 2001, Frank A Wood, Jr. and Herbert S. Riband, Jr. were re-elected Directors for three-year terms. Deloitte & Touche LLP were reappointed as our independent auditors. Cooke & Bieler, Inc. will continue as our investment adviser.

     The uncertainty and volatility of the market demands even more the continued diligence of your company. Please be assured we continue to monitor and evaluate our portfolio in light of ever-changing conditions.

                                                       /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,174,705)...............  $ 3,174,705
     U.S. TREASURY NOTES AND BONDS
           (IDENTIFIED COST $6,826,995)...............    6,986,015
     COMMON STOCKS (IDENTIFIED COST $10,292,491)
           INCLUDING AFFILIATE (NOTE 2)...............   51,036,378
                                                        -----------
                TOTAL INVESTMENTS.....................   61,197,098
CASH..................................................       49,530
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      203,627
PREPAID EXPENSES......................................       10,674
OTHER ASSETS..........................................        8,834
                                                        -----------

                TOTAL.................................   61,469,763
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................       10,033
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM RECEIVED
  $99,197) (NOTE 3)...................................       14,000
DIVIDENDS PAYABLE (NOTE 6)............................        5,124
                                                        -----------

                TOTAL.................................       29,157
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,217.80 PER SHARE ON SHARES OF
     50,452 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2001 (AUTHORIZED 232,000 SHARES)........  $61,440,606
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                         SHORT-TERM SECURITIES -- 5.19%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                         Identified   Market Price
                    Principal Amount                         Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      2,471,829         FED FUND........................  $2,471,829    $2,471,829
        692,876         FEDERAL TRUST FUND..............     692,876       692,876
         10,000         TREASURY TRUST FUND.............      10,000        10,000
                                                          ----------    ----------

                        TOTAL...........................   3,174,705     3,174,705
                                                          ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 11.42%

Principal
Amount
---------
      1,000,000         U.S. TREASURY NOTES 7 7/8% DUE
                             8/15/01....................   1,001,405     1,005,000
        750,000         U.S. TREASURY NOTES 6 3/8% DUE
                             8/15/02....................     752,185       769,453
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     497,008       513,906
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     498,896       513,906
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,048,946     1,073,437
        500,000         U.S. TREASURY BOND 6 1/2% DUE
                             5/15/05....................     498,704       528,594
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     515,640       532,344
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06....................     964,019     1,026,562
      1,000,000         U.S. TREASURY BOND 7 5/8% DUE
                             2/15/07....................   1,050,192     1,022,813
                                                          ----------    ----------

                        TOTAL...........................   6,826,995     6,986,015
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)

                            COMMON STOCKS -- 83.40%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 9.95%
         58,403         EXXON MOBIL CORP. ..............  $  154,159   $ 5,101,502
         30,000         PENN VIRGINIA CORP. ............      22,382       987,000
                                                          ----------   -----------
                        TOTAL...........................     176,541     6,088,502
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 42.50%
         15,000         AON CORP. ......................     377,801       525,000
        356,950         PNC BANK CORP. .................     215,658    23,483,740
         10,000         MARSH & MCLENNAN INC. ..........     262,439     1,010,000
         20,000         STATE STREET CORP. .............     152,542       989,800
                                                          ----------   -----------
                        TOTAL...........................   1,008,440    26,008,540
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 18.63%
         16,000         AVON PRODUCTS...................     414,988       740,480
          5,800         COMPUTER SCIENCES CORP. ........     197,432       200,680
         24,000         DOVER CORP. ....................     215,644       903,600
         18,000         DOW CHEMICAL CO. ...............     116,338       598,500
         12,000         EMERSON ELECTRIC................     181,980       726,000
         28,500         GENUINE PARTS ..................     469,072       897,750
         12,000         HARTE HANKS ....................     280,474       297,120
         22,500         HASBRO..........................     271,125       325,125
          6,400         HEWLETT-PACKARD CO. ............     196,720       183,040
         10,000         INT'L BUSINESS MACHINES.........     256,675     1,130,000
         10,000         MINNESOTA MINING & MFG. CO. ....     170,764     1,141,000
         17,000         MOTOROLA .......................     277,065       281,520
         30,000         NATIONAL SERVICES INDUSTRIES....     637,712       677,100
         24,000         PITNEY BOWES INC. ..............     767,556     1,010,880
         22,500         SNAP-ON INC. ...................     630,468       543,600
         30,000         SHERWIN WILLIAMS CO. ...........     481,800       666,000
         24,000         STEELCASE INC. .................     290,640       286,800
         22,000         WENDYS INTERNATIONAL............     377,850       561,880
         24,000         XEROX CORP. ....................     507,900       229,680
                                                          ----------   -----------
                        TOTAL...........................   6,742,203    11,400,755
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 4.48%
         12,000         ABBOTT LABORATORIES............  $   416,100   $   576,120
         15,000         BECTON, DICKINSON CO. .........      441,068       536,850
         16,000         JOHNSON & JOHNSON..............       88,070       800,000
         13,000         MERCK & CO. ...................      146,402       830,830
                                                         -----------   -----------
                        TOTAL..........................    1,091,640     2,743,800
                                                         -----------   -----------
                        COMMUNICATIONS -- 1.75%
         20,000         VERIZON COMMUNICATIONS.........      178,287     1,070,000
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 1.47%
         20,000         COCA COLA CO. .................       23,981       900,000
                                                         -----------   -----------
                        INTERNATIONAL -- 1.52%
         90,662         VANGUARD TOTAL INT'L STOCK
                             INDEX.....................    1,000,000       931,097
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.09%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     1,893,684
                                                         -----------   -----------
                        TOTAL COMMON STOCKS............   10,292,491    51,036,378
                                                         -----------   -----------
                        TOTAL INVESTMENTS..............  $20,294,191   $61,197,098
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
             AFFILIATE -- NOTE 2).....................   $   754,737
           INTEREST...................................       213,148
           OTHER INCOME...............................       288,004
                                                         -----------
                TOTAL.................................     1,255,889
     EXPENSES:
           COMPENSATION..................  $    54,750
           TAXES OTHER THAN INCOME
             TAXES.......................       17,927
           DIRECTORS' FEES...............       26,650
           INVESTMENT ADVISORY FEES (NOTE
             5)..........................       48,670
           LEGAL.........................        8,355
           AUDITING & ACCOUNTING.........       27,975
           CUSTODIAN.....................        7,740
           INSURANCE.....................       10,862
           OTHER OFFICE AND
             ADMINISTRATIVE..............       21,227
                                           -----------
                TOTAL.................................       224,156
                                                         -----------
     NET INVESTMENT INCOME............................     1,031,733
                                                         -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 3):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 2,683,190
           COST OF SECURITIES SOLD.......      451,411
                                           -----------
                NET REALIZED GAIN.....................     2,231,779
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2001............   47,066,507
           AT JUNE 30, 2001..............   40,988,107
                                           -----------
     INCREASE IN NET UNREALIZED APPRECIATION..........    (6,078,400)
                                                         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......    (3,846,621)
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................           800
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $(2,814,088)
                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND THE
                          YEAR ENDED DECEMBER 31, 2000
                                  (UNAUDITED)

                                               2001          2000
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $ 1,031,733   $ 1,690,303
     NET REALIZED GAIN ON INVESTMENTS.....    2,231,779     3,779,723
     (DECREASE) INCREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (6,078,400)    9,444,216
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........          800      (408,744)
                                            -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................   (2,814,088)   14,505,498
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (7,346)      (41,603)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................      (22,217)     (178,170)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (354,634)   (1,648,501)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (938,242)   (4,024,345)
                                            -----------   -----------
     TOTAL INCREASE IN NET ASSETS.........   (4,136,527)    8,612,879
NET ASSETS:
     BEGINNING OF YEAR....................   65,577,133    56,964,254
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME (LOSS) OF
        $400,649 AND $(269,103)
        RESPECTIVELY].....................  $61,440,606   $65,577,133
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 783 shares of capital stock redeemed during the period ended June 30, 2001.
     For the six months ended June 30, 2001, the Company distributed portfolio securities with a fair market value of $1,809,555 and a cost of $17,098. The related gain of $1,792,457 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2001. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2001               6 Months
                      ---------------------------------   Ended 6/30/01
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.92%     $71,399     $1,893,684      $36,600
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2001, the Company has written covered calls as follows:

                           Expiration   Exercise   Shares Subject
Common Stock                  Date       Price        to Call        Value
------------               ----------   --------   --------------    -----
State Street Corp. ......    8/17/01      $120         10,000       $ 1,000
Marsh & McLennan.........   10/20/01       120         10,000        13,000
                                                                    -------
                                                                    $14,000
                                                                    -------

     For the six months ended June 30, 2001, the Company recognized $287,015 in realized gains in connection with expired written call options. Such amount has been recorded in Other Income in the Company's Statement of Operations.
4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2001 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $  965,266     $2,683,190     $  451,411
Short-term securities........   1,727,545      2,147,219      2,147,219
Mutual Funds.................   1,000,000             --             --
                               ----------     ----------     ----------
     Total...................  $3,692,811     $4,830,409     $2,598,630
                               ==========     ==========     ==========

5. LEASE
     The Company rents office space under a lease expiring in April 2002. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $5,700.

                                  (UNAUDITED)

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2001
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $54,750.
     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout each period:

                                 Six Months
                                 Ended June 30,   Year Ended December 31,
                                 --------------   ---------------------------------------------
                                      2001          2000        1999        1998        1997
                                 --------------------------------------------------------------
Investment income.............     $   24.58      $   39.90   $   34.49   $   33.33   $   32.49
Expenses......................          4.39           8.67        8.10        7.84        7.27
                                   ---------      ---------   ---------   ---------   ---------
Net investment income.........         20.19          31.23       26.39       25.49       25.22
Dividends from net investment
  income......................         (7.00)        (31.57)     (26.48)     (25.54)     (25.33)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation.....        (75.32)        240.15      (27.25)      15.40      224.41
                                   ---------      ---------   ---------   ---------   ---------
Net increase (decrease) in net
  assets value................        (62.13)        239.81      (27.34)      15.35      224.30
Net assets value:
  Beginning of year...........      1,279.93       1,040.12    1,067.46    1,052.11      827.81
                                   ---------      ---------   ---------   ---------   ---------
  End of year.................     $1,217.80      $1,279.93   $1,040.12   $1,067.46   $1,052.11
                                   =========      =========   =========   =========   =========
Annual ratio of expenses to
  average net assets..........          0.70%*         0.78%       0.74%       0.74%       0.78%
Annual ratio of net investment
  income to average net
  assets......................          3.26%*         2.81%       2.40%       2.42%       2.68%
Annual portfolio turnover
  rate........................          6.38%*        13.01%       6.31%       8.13%      10.44%
Number of shares outstanding
  at end of period in
  thousands...................            50             51          55          55          56

* Annualized.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)
                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       2001
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Computer Sciences Corp. .................      5,800         5,800
Harte Hanks..............................     12,000        12,000
Hewlett-Packard Co. .....................      6,400         6,400
Steelcase Inc. ..........................     24,000        24,000
Vanguard Total Int'l Stock Index ........     90,662        90,662

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Johnson & Johnson........................      8,000        16,000
State Street Corp. ......................     10,000        20,000

                                     SALES

                                               Number of Shares
                                           -------------------------
PNC Bank Corp. ..........................     28,300       356,950
Unumprovident............................     30,000            --

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 50,972 shares of common stock of the company outstanding and entitled to vote, a total of 48,149 shares were represented either in person or by proxy at the annual shareholders meeting held on April 18, 2001.
     Votes totaling 47,824 were cast for both Frank A. Wood, Jr. and Herbert S. Riband, Jr., to serve as directors of the company for a three-year period. There were 325 abstentions.